Business Combinations and Disposal Group Held for Sale - Summary of Acquisition Date Fair Value of Each Major Class of Consideration (Details) € in Millions, $ in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 13, 2020 USD ($)	Mar. 31, 2019 USD ($)	Nov. 16, 2018 USD ($)	Nov. 16, 2018 SGD ($)	Oct. 11, 2018 USD ($)	Oct. 11, 2018 EUR (€)	May 22, 2018 USD ($)	Sep. 08, 2017 USD ($)
Disclosure Of Business Combinations [Line Items]
Liability towards contingent consideration (Refer note 2.5)	$ 45		$ 27
Brilliant Basics Holdings Limited
Disclosure Of Business Combinations [Line Items]
Cash consideration									$ 4
Liability towards contingent consideration (Refer note 2.5)									3
Total purchase price									$ 7
WongDoody Holding Company Inc.
Disclosure Of Business Combinations [Line Items]
Cash consideration								$ 38
Liability towards contingent consideration (Refer note 2.5)								13
Total purchase price								$ 51
Fluido Oy
Disclosure Of Business Combinations [Line Items]
Cash consideration						$ 52	€ 45
Liability towards contingent consideration (Refer note 2.5)						8
Total purchase price						$ 60
Infosys Compaz Pte Limited
Disclosure Of Business Combinations [Line Items]
Cash consideration				$ 8	$ 10
Liability towards contingent consideration (Refer note 2.5)				3
Total purchase price				$ 11
Outbox systems Inc. dba Simplus
Disclosure Of Business Combinations [Line Items]
Cash consideration		$ 180
Liability towards contingent consideration (Refer note 2.5)		11
Total purchase price		$ 191